LEASES - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Operating lease asset	$ 750	$ 750
Lease liabilities	781	781
Equity adjustment	$ (3,628)	$ (3,628)	$ 4,459	$ 9,526
Term of contract	98 months	98 months
Rent expense		$ 846
Rent expense, other		515
Rent payment			644
Operating lease liability - current	$ 465	465
Lease standard adoption
Lessee, Lease, Description [Line Items]
Equity adjustment			(31)
Accounting Standards Update 2016-02
Lessee, Lease, Description [Line Items]
Operating lease asset			1,100
Lease liabilities			1,100
Accounting Standards Update 2016-02 | Lease standard adoption
Lessee, Lease, Description [Line Items]
Equity adjustment			$ (31)
Minimum
Lessee, Lease, Description [Line Items]
Monthly rent expense	38
Minimum | Boca Raton, Florida, Seattle, Washington And Ontario, Canada
Lessee, Lease, Description [Line Items]
Monthly rent expense		3
Maximum
Lessee, Lease, Description [Line Items]
Monthly rent expense	$ 48
Maximum | Boca Raton, Florida, Seattle, Washington And Ontario, Canada
Lessee, Lease, Description [Line Items]
Monthly rent expense		$ 42